COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Personnel expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Payroll and social securities	$ 302,965,011	$ 361,971,540	$ 429,881,610
Others expenses	24,287,731	23,893,800	29,595,788
Total	$ 327,252,742	$ 385,865,340	$ 459,477,398